Line of Credit and Notes Payable, Net of Discount - Schedule of Line of Credit and Notes Payable, Net of Discount (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit and Notes Payable, Net of Discount
Total notes payable	$ 3,440,743	$ 1,934,583	$ 220,000
Less: Current portion	(1,944,710)	(433,983)	(220,000)
Less: Fair value adjustment for debt	(906,659)	(906,659)	0
Total notes payable, net of current portion	589,374	593,941	0
Note Payable Issued November 29, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable	336,983	336,983	0
Note Payable Issued December 1, 2021 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable	1,500,600	1,500,600	0
Note Payable Issued January 12, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable		0	220,000
Note Payable Issued August 18, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable	64,000	64,000	0
Note Payable Issued November 29, 2023 [Member]
Line of Credit and Notes Payable, Net of Discount
Total notes payable	$ 33,000	$ 33,000	$ 0